KinerjaPay Corp. - Statements of Cash Flows	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net loss	(1,359,157)	(28,438)	(293,104)	(188,265)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of debt discount'	0	15,975	37,058	70,864
Common stock issued for services	1,200,133	0	199,305	0
Loss on debt conversion	9,003	0	0	32,500
Changes in net assets and liabilities:
Increase (decrease) in accounts payable and accrued liabilities	$ 12,485	$ 1,315	$ 7,659	$ 6,754
Net Cash used in operating activities	$ (137,536)	$ (11,148)	$ (49,082)	$ (78,147)
Cash flows from investing activities:
Purchase of equipment	0	0	0	0
Cash used in investing activities	$ 0	$ 0	$ 0	$ 0
Cash flows from financing activities:
Proceeds from issuance of common stock	474,987	0	250,013	0
Proceeds from debt	$ 0	$ 20,000	$ 47,439	$ 79,000
Principal payments made on debt	(8,689)	0	0	0
Net cash provided by financing activities	$ 466,298	$ 20,000	$ 297,452	$ 79,000
Change in cash	328,762	8,852	248,370	853
Cash - beginning of period	250,194	1,824	1,824	971
Cash - end of period	578,956	10,676	250,194	1,824
Supplemental Disclosure of Cash Flow Information:
Debt discount attributable to beneficial conversion feature	0	13,333	15,333	78,000
Stock issued to settle debt	15,750	0	143,604	0
Settlement of restricted cash with common stock issuance	250,013	0	1,000	0